Document and Entity Information	12 Months Ended
Mar. 31, 2022 shares
Document Information [Line Items]
Entity Registrant Name	GREENPOWER MOTOR COMPANY INC.
Entity Central Index Key	0001584547
Entity Current Reporting Status	Yes
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding	23,148,038
Document Type	20-F
Document Period End Date	Mar. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Accelerated Filer
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Title of 12(b) Security	Common Shares Without Par Value
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Entity File Number	333-236252
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	240-209 Carrall Street
Entity Address, Postal Zip Code	V6B 2J2
Entity Address, City or Town	Vancouver
Entity Address, Country	CA
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1462
Auditor Location	Vancouver, Canada
Auditor Name	Crowe MacKay LLP
Business Contact [Member]
Document Information [Line Items]
Local Phone Number	563-4144
Contact Personnel Name	Michael Sieffert
City Area Code	604
Contact Personnel Email Address	info@greenpowermotor.com